Company Background	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
1. Company Background

NXT Energy Solutions Inc. (the "Company" or "NXT") is a publicly traded company based in Calgary, Canada.

NXT's proprietary Stress Field Detection ("SFDÒ") technology is an airborne survey system that is used in the oil and natural gas exploration industry to help aid in identifying areas with hydrocarbon reservoir potential. Since 2008, NXT's sales activities are focused on international and frontier exploration markets.

Specific rights to utilize this technology were initially obtained by NXT in 2005 and the rights were formally acquired by NXT in 2015 (see note 10(i)).

Prior to 2015, NXT's financial statements reflected disclosure related to the use of the "going concern" basis of presentation. Significant progress was made in 2015 in expanding the business, including securing, executing, and delivering the sizeable Bolivia survey contract (see note 15), which resulted in a significant expansion of the Company's liquidity and working capital in 2015.

Management determined in preparing these financial statements that, as at December 31, 2015, there is no material uncertainty that may cast significant doubt on the Company's ability to continue as a going concern for the foreseeable future.  However, NXT's financial results are currently dependent on a limited number of client projects (see note 16), and its longer term success remains dependent upon the ability to continue to attract new client projects and expand its revenue base.